Events After The Balance Sheet Date	12 Months Ended
Dec. 31, 2018
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Events After The Balance Sheet Date

Where events occurring after the balance sheet date provide evidence of conditions that existed at the end of the reporting period, the impact of these events is adjusted within the financial statements. Otherwise, events after the balance sheet date of a material size or nature are disclosed below.

On 31 January 2019 Unilever announced a quarterly dividend with the 2018 fourth quarter results of €0.3872 per NV ordinary share and £0.3361 per PLC ordinary share.